35. Related-party transactions (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Other receivables - Noncurrent	$ 4,662	$ 8,015
Other receivables - Current	1,946	1,614
SACME
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Other receivables - Noncurrent	4,662	8,015
Other receivables - Current	766	1,131
PESA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Other receivables - Current	$ 1,180	$ 483